Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMORGAN INSURANCE TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2018
Class 1 Shares | JPMorgan Insurance Trust Mid Cap Value Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Risk/Return Summary
JPMorgan Insurance Trust Mid Cap Value Portfolio

		Currently, the Portfolio is offered on a limited basis. (See “Purchasing Portfolio Shares — What does it mean that the Portfolio is offered on a limited basis?” in the prospectus for more information.)
Objective [Heading]	rr_ObjectiveHeading	What is the goal of the Portfolio?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks capital appreciation
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	with the secondary goal of achieving current income by investing primarily in equity securities.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

		“Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Portfolio through its ownership of shares in other investment companies, including affiliated money market funds, other mutual funds, exchange-traded funds and business development companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Portfolio. Acquired Fund Fees and Expenses are not direct costs of the Portfolio, are not used to calculate the Portfolio’s net asset value per share and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Portfolio’s prospectus. The table and Example below do not reflect fees and expenses imposed at the variable insurance contract level or which may be imposed by Eligible Plans. If these expenses were reflected, the total expenses would be higher.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	4/30/19
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Portfolio’s performance. During the Portfolio’s most recent fiscal year, the Portfolio’s turnover rate was 14% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are not direct costs of the Portfolio, are not used to calculate the Portfolio’s net asset value per share and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Portfolio’s prospectus.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 4/30/19 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Strategy [Heading]	rr_StrategyHeading	What are the Portfolio’s main investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, at least 80% of the Portfolio’s Assets will be invested in equity securities of mid cap companies, including common stock and debt securities and preferred stocks both of which are convertible into common stock. “Assets” means net assets, plus the amount of borrowings for investment purposes. Mid cap companies are companies with market capitalizations equal to those within the universe of the Russell Midcap Value Index and/or between $1 billion and $20 billion at the time of purchase. As of the date of the last reconstitution of the Russell Midcap Value Index on June 23, 2017, the market capitalizations of the companies in the index ranged from $1.70 billion to $31.28 billion. In implementing its main strategies, the Portfolio’s investments are primarily in common stocks and real estate investment trusts (REITs).

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Portfolio can invest. To the extent the Portfolio uses derivatives, the Portfolio will primarily use futures contracts to more effectively gain targeted equity exposure from its cash positions.

Investment Process: In managing the Portfolio, the adviser employs a bottom-up approach to stock selection, constructing portfolios based on company fundamentals, quantitative screening and proprietary fundamental analysis. The adviser looks for quality companies, which appear to be undervalued and to have the potential to grow intrinsic value per share. Quality companies generally have a sustainable competitive position, relatively lower levels of business cyclicality, high returns on invested capital and strong experienced management teams.

		The adviser may sell a security for several reasons. A security may be sold due to a change in the company’s fundamentals or if the adviser believes the security is no longer attractively valued. Investments may also be sold if the adviser identifies a stock that it believes offers a better investment opportunity.
Risk [Heading]	rr_RiskHeading	The Portfolio’s Main Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Portfolio is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular instruments or markets are not met.

An investment in this Portfolio or any other fund may not provide a complete investment program. The suitability of an investment in the Portfolio should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Portfolio is suitable for you.

The Portfolio is subject to the main risks noted below, any of which may adversely affect the Portfolio’s performance and ability to meet its investment objective.

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Portfolio’s securities goes down, your investment in the Portfolio decreases in value.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities held by the Portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, terrorism, regulatory events and government controls.

Mid Cap Company Risk. Investments in mid cap companies may be riskier, less liquid, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Value Investing Risk. A value stock may decrease in price or may not increase in price as anticipated by the adviser if other investors fail to recognize the company’s value or the factors that the adviser believes will cause the stock price to increase do not occur.

Derivatives Risk. Derivatives, including futures, may be riskier than other types of investments and may increase the volatility of the Portfolio. Derivatives may be more sensitive to changes in economic or market conditions and may create leverage which could result in losses that significantly exceed the Portfolio’s original investment. Derivatives expose the Portfolio to counterparty risk which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Portfolio does not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Portfolio may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Portfolio to risks of mispricing or improper valuation.

Real Estate Securities Risk. The Portfolio’s investments in real estate securities, including REITs, are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying real estate interests. These risks include default, prepayments, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and credit-worthiness of REIT issuers. The Portfolio will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Portfolio.

Industry and Sector Focus Risk. At times the Portfolio may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Portfolio increases the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.

Transactions Risk. The Portfolio could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Portfolio shares may adversely affect the Portfolio’s performance to the extent that the Portfolio is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Investments in the Portfolio are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money investing in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Portfolio are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Portfolio’s Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio’s Class 1 Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns for the past one year, five years and ten years. The table compares that performance to the Russell Midcap® Value Index, the Lipper Variable Underlying Funds Multi-Cap Core Index, and the Lipper Variable Underlying Funds Mid-Cap Value Funds Index, indexes based on the total returns of certain mutual funds within the Lipper designated category for the Portfolio. These mutual funds are considered by Lipper to be similar to the Portfolio. Unlike the other index, the Lipper indexes includes the fees and expenses of the mutual funds included in the index. The performance data shown is the performance of the JPMorgan Mid Cap Value Portfolio for the periods prior to its reorganization with the Portfolio on 4/24/09. Past performance is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available by calling 1-800-480-4111.

		The performance figures shown do not reflect charges imposed by variable insurance contracts or Eligible Plans through which the Portfolio is offered. The Portfolio’s performance will be lower when any such charges are deducted.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Portfolio’s Class 1 Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns for the past one year, five years and ten years.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table compares that performance to the Russell Midcap® Value Index, the Lipper Variable Underlying Funds Multi-Cap Core Index, and the Lipper Variable Underlying Funds Mid-Cap Value Funds Index, indexes based on the total returns of certain mutual funds within the Lipper designated category for the Portfolio. These mutual funds are considered by Lipper to be similar to the Portfolio. Unlike the other index, the Lipper indexes includes the fees and expenses of the mutual funds included in the index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-480-4111
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance figures shown do not reflect charges imposed by variable insurance contracts or Eligible Plans through which the Portfolio is offered. The Portfolio’s performance will be lower when any such charges are deducted.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	3rd quarter, 2009	18.20%
Worst Quarter	4th quarter, 2008	-21.85%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For year ended December 31, 2017)
Class 1 Shares | JPMorgan Insurance Trust Mid Cap Value Portfolio | Class 1
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.65%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.79%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.78%	[1]
1 Year	rr_ExpenseExampleYear01	$ 80
3 Years	rr_ExpenseExampleYear03	251
5 Years	rr_ExpenseExampleYear05	438
10 Years	rr_ExpenseExampleYear10	977
1 Year	rr_ExpenseExampleNoRedemptionYear01	80
3 Years	rr_ExpenseExampleNoRedemptionYear03	251
5 Years	rr_ExpenseExampleNoRedemptionYear05	438
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 977
2008	rr_AnnualReturn2008	(33.21%)
2009	rr_AnnualReturn2009	26.68%
2010	rr_AnnualReturn2010	23.45%
2011	rr_AnnualReturn2011	2.16%
2012	rr_AnnualReturn2012	20.38%
2013	rr_AnnualReturn2013	32.30%
2014	rr_AnnualReturn2014	15.11%
2015	rr_AnnualReturn2015	(2.66%)
2016	rr_AnnualReturn2016	14.69%
2017	rr_AnnualReturn2017	13.76%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.20%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.85%)
Past 1 Year	rr_AverageAnnualReturnYear01	13.76%
Past 5 Years	rr_AverageAnnualReturnYear05	14.11%
Past 10 Years	rr_AverageAnnualReturnYear10	9.53%
Class 1 Shares | JPMorgan Insurance Trust Mid Cap Value Portfolio | Russell Midcap Value Index (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	13.34%
Past 5 Years	rr_AverageAnnualReturnYear05	14.68%
Past 10 Years	rr_AverageAnnualReturnYear10	9.10%
Class 1 Shares | JPMorgan Insurance Trust Mid Cap Value Portfolio | Lipper Variable Underlying Funds Multi-Cap Core Index (Reflects No Deduction for Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	17.90%
Past 5 Years	rr_AverageAnnualReturnYear05	12.19%
Past 10 Years	rr_AverageAnnualReturnYear10	6.25%
Class 1 Shares | JPMorgan Insurance Trust Mid Cap Value Portfolio | Lipper Variable Underlying Funds Mid-Cap Value Funds Index (Reflects No Deduction for Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	13.26%
Past 5 Years	rr_AverageAnnualReturnYear05	13.86%
Past 10 Years	rr_AverageAnnualReturnYear10	7.88%

[1]	The Portfolio’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.90% of the average daily net assets of Class 1 Shares. The Portfolio may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Portfolio’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Portfolio’s investment in such money market funds. These waivers are in effect through 4/30/19, at which time the adviser and/or its affiliates will determine whether to renew or revise them.